Business Combination (Details) - Schedule of Cash Paid in Pesos for the JAFRA Acquisition - Business combinations [member] $ in Thousands	12 Months Ended
Dec. 31, 2023 MXN ($)
Schedule of Cash Paid in Pesos for the JAFRA Acquisition [Line Items]
Cash out	$ 5,044,371
Less cash and cash equivalent balances acquired from JAFRA	(345,908)
Net cash used (investing activities)	$ 4,698,463